Income Tax (Details Narrative) (10-K) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
United States of America [Member]
Cumulative net operating loss	$ 177,325	$ 164,364
Net operating loss expire date	2038	2038
Offset future taxable income tax rate	21.00%	21.00%
Deferred tax assets valuation allowance	$ 37,238	$ 34,516
Hong Kong [Member]
Cumulative net operating loss	$ 25,740	$ 22,982
Offset future taxable income tax rate	16.50%	16.50%
Deferred tax assets valuation allowance	$ 4,247	$ 3,792
Statutory income rate		16.50%
Malaysia [Member]
Cumulative net operating loss	1,582,541	$ 1,101,749
Offset future taxable income tax rate		18.00%
Deferred tax assets valuation allowance	$ 284,857	$ 198,315
Statutory income rate	18.00%
Malaysia [Member] | Minimum [Member]
Offset future taxable income tax rate	18.00%
Statutory income rate		18.00%
Malaysia [Member] | Maximum [Member]
Offset future taxable income tax rate	24.00%
Statutory income rate		24.00%
Australia [Member]
Cumulative net operating loss	$ 37,026	$ 35,264
Offset future taxable income tax rate	27.50%	27.50%
Deferred tax assets valuation allowance	$ 10,182	$ 9,698